Fair Value Measurements (Fair Value Of Flight Equipment As Of The Measurement Date, The Valuation Technique And The Related Unobservable Inputs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value	$ 2,425,173	$ 2,957,707
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value	2,364,627	2,822,545
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value	60,546	$ 135,162
Flight Equipment [Member] | Level 3 [Member] | Income Approach Valuation Technique [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value	$ 492,600
Minimum [Member] | Flight Equipment [Member] | Level 3 [Member] | Income Approach Valuation Technique [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs, discount rate	0.00%
Fair value unobservable input remaining holding period	0 years
Fair value unobservable input present value of non contractual cash flows	0.00%
Maximum [Member] | Flight Equipment [Member] | Level 3 [Member] | Income Approach Valuation Technique [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs, discount rate	14.00%
Fair value unobservable input remaining holding period	14 years
Fair value unobservable input present value of non contractual cash flows	100.00%
Weighted Average [Member] | Flight Equipment [Member] | Level 3 [Member] | Income Approach Valuation Technique [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs, discount rate	5.00%
Fair value unobservable input remaining holding period	7 years
Fair value unobservable input present value of non contractual cash flows	25.00%